Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units
Amount Registered | shares	14,375,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights (as defined below) included as part of the units
Amount Registered | shares	14,375,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one right (a "Share Right") to receive one-tenth (1/10) of one ordinary share
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 143,750,000.00
Amount of Registration Fee	$ 19,851.88
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 1,875,000 units, consisting of 1,875,000 ordinary shares and 1,875,000 Share Rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying Share Rights included as part of the units
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.